CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (CAPITAL DEFICIENCY) (USD $) In Thousands, except Share data	Total	Share Capital and Additional Paid in Capital [Member]	Warrants [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Shares [Member]
BALANCE at Dec. 31, 2008	$ 36,761	$ 341,692		$ (296,652)	$ (2,635)	$ (5,644)
BALANCE, shares at Dec. 31, 2008		16,403,000
Net loss	(23,062)			(23,062)
Unrealized gains on available-for-sale marketable securities, net	2,039				2,039
T o t a l comprehensive loss	(21,023)
Exercise of options granted to employees	35	35
Exercise of options granted to employees, shares		165,000
Compensation related to employee stock option grants	1,691	1,691
BALANCE at Dec. 31, 2009	17,464	343,418		(319,714)	(596)	(5,644)
BALANCE, shares at Dec. 31, 2009		16,568,000
Net loss	(25,351)			(25,351)
Unrealized gains on available-for-sale marketable securities, net	540				540
T o t a l comprehensive loss	(24,811)
Issuance of share capital and warrants, net of issuance costs	16,992	13,564	3,428
Issuance of share capital and warrants, net of issuance costs, shares		5,652,000
Exercise of options granted to employees	35	35
Exercise of options granted to employees, shares		264,000
Compensation related to employee stock option grants	1,572	1,572
BALANCE at Dec. 31, 2010	11,252	358,589	3,428	(345,065)	(56)	(5,644)
BALANCE, shares at Dec. 31, 2010	22,483,519	22,484,000
Net loss	(17,389)			(17,389)
Unrealized gains on available-for-sale marketable securities, net	261				261
T o t a l comprehensive loss	(17,128)
Issuance of share capital and warrants, net of issuance costs	660	500	160
Issuance of share capital and warrants, net of issuance costs, shares		240,000
Exercise of options granted to employees	15	15
Exercise of options granted to employees, shares		37,000
Compensation related to employee stock option grants	1,086	1,086
BALANCE at Dec. 31, 2011	$ (4,115)	$ 360,190	$ 3,588	$ (362,454)	$ 205	$ (5,644)
BALANCE, shares at Dec. 31, 2011	22,761,256	22,761,000